IOWA PUBLIC AGENCY INVESTMENT TRUST
                                DIVERSIFIED FUND

                              COMPREHENSIVE ANNUAL
                                FINANCIAL REPORT


                       IOWA PUBLIC AGENCY INVESTMENT TRUST
                       DIRECT GOVERNMENT OBLIGATION FUND

                              COMPREHENSIVE ANNUAL
                                FINANCIAL REPORT


                            FOR THE FISCAL YEAR ENDED
                                 JUNE 30, 1999



                                 PREPARED BY THE
                       IOWA PUBLIC AGENCY INVESTMENT TRUST
                                BOARD OF TRUSTEES

                                                               TABLE OF CONTENTS

INTRODUCTORY SECTION

     Letter from the Chair..................................................  3
     Management Report......................................................  6
     Board of Trustees......................................................  7
     Service Providers......................................................  8
     Organizational Chart................................................... 10
     Certificate of Achievement............................................. 11

FINANCIAL SECTION

     Diversified Portfolio:
     Independent Auditor's Report........................................... 12
     Financial Statements................................................... 13
     Financial Highlights................................................... 16
     Notes to Financial Statements.......................................... 17
     Direct Government Obligation Portfolio:
     Independent Auditor's Report........................................... 19
     Financial Statements................................................... 20
     Financial Highlights................................................... 22
     Required Supplementary Information..................................... 22
     Notes to Financial Statements.......................................... 23

INVESTMENT SECTION

     Fund Facts Summary..................................................... 25
         Diversified Fund Facts............................................. 25
         Direct Government Obligation Fund Facts............................ 25
     Diversified Fund and Direct Government Obligation Fund................. 26
         Introduction....................................................... 26
         Risk Profile....................................................... 28
         Performance Summary................................................ 29
         Past Fiscal Year Economic Summary.................................. 29
         Economic Outlook for Fiscal Year 1999.............................. 30
     IPAIT Investment Policy................................................ 31

STATISTICAL SECTION

     Growth in Fund Units - Diversified Fund and DGO Fund................... 38
     Monthly Comparative Yields - Diversified Fund and DGO Fund............. 39
     Annual Comparative Yields - Diversified Fund and DGO Fund.............. 40
     Annual Net Investment Income - Diversified Fund and DGO Fund........... 40
     Glossary of Investment Terms........................................... 41

                      THIS PAGE LEFT INTENTIONALLY BLANK.

                              INTRODUCTORY SECTION

                                                      IOWA PUBLIC AGENCY
                                                       INVESTMENT TRUST
                                                       DIVERSIFIED FUND

                                                      IOWA PUBLIC AGENCY
                                                       INVESTMENT TRUST
                                                      DIRECT GOVERNMENT
                                                       OBLIGATION FUND

                                                   666 WALNUT, P.O. BOX 837
                                                  DES MOINES, IA  50304-0837

August 31, 1999




Dear Fellow IPAIT Participants:

The Iowa Pubic Agency Investment Trust (IPAIT) is pleased to submit to you this Diversified Fund Comprehensive Annual Financial Report and the Direct Government Obligation (DGO) Fund Comprehensive Annual Financial Report, both for the fiscal year ended June 30, 1999. This, IPAIT's twelfth year of serving participant needs, has been another excellent year of operation for the IPAIT Diversified and DGO Funds.

IPAIT was created pursuant to Iowa Code Chapter 28E in 1987 to enable eligible Iowa public agencies to safely and effectively invest their available operating and reserve funds. Both the Diversified and DGO portfolios have followed established money market mutual fund investment parameters designed to maintain a $1 per unit net asset value since inception and were registered with the Securities and Exchange Commission (SEC) in accordance with 17 C.F.R. Section 270.2a-7 in May 1993. The Diversified Fund and the DGO Fund were among the first local government investment pools in the country to do so and have been formally regulated by the SEC since that time.

Both Funds continue to be focused upon their investment objectives as stated in the IPAIT Investment Policy reproduced in the Investment Section elsewhere in this report. These goals, in order of priority are safety of invested principal, followed by maintenance of adequate liquidity, followed by evaluation of available yield. Within these objectives, each Fund strives to provide participants with the best available rates of return for legally authorized investments.

Financial and operating highlights from this past year include:

        o Receipt of a Certificate of Achievement for Excellence on Financial Reporting by the Government Finance Officers Association.

        o Average combined daily investments in the Diversified and DGO portfolios of $271,958,772, up from $236,121,435 last fiscal year.

        o    Placement  of  100  portfolio  certificates  of  deposit   in  Iowa
             financial institutions by the Diversified Fund representing over $78,150,000.

        o    An authorized membership total of  360 public bodies for each Fund,
             representing   166   municipalities,   85  counties,  73  municipal
             utilities and 36 other eligible public agencies.

Use of the program's cash management services continued to serve a record number of participants. Total funds invested in the program's investment alternatives reached a combined high for the fiscal year of $514,462,964 on April 9, 1999, surpassing the previous combined high by $128,075,341.

This report was prepared in its entirety by the Iowa Public Agency Investment Trust and its various service providers. We take full responsibility for the accuracy of the data and the completeness and fairness of the financial statements, supporting schedules, investment performance statistics and comparisons and various statistical tables found throughout the report.

COMPREHENSIVE ANNUAL FINANCIAL REPORT FORMAT AND CONTENTS

The report is presented in four sections as follows:

INTRODUCTION--contains the Table of Contents, Letter of Transmittal, Management Report, IPAIT Organizational Chart and a listing of the IPAIT Board of Trustees and service providers.

FINANCIAL--contains the Diversified Fund and DGO Fund financial statements and the report of independent auditors, KPMG LLP.

INVESTMENT--contains a comprehensive discussion of each Fund's investment performance and operations including the following:

         o Fund Facts--a summary of IPAIT's Diversified Fund and DGO Fund investment strategy, individual fund performance comparison to other registered money market fund performance benchmarks including the IBC Financial Data Money Fund Index, and an Economic Environment Overview for the past fiscal year;

         o Complete Portfolio Characteristics--portfolio composition and summaries for each Fund to include portfolio ownership analysis, weighted-average maturity illustrations and comparisons, maturity analysis, portfolio distribution by security type, historical portfolio asset growth; and

         o    The IPAIT Diversified Fund and DGO Fund Investment Policy.

STATISTICAL--includes trend data for the past five years for various program operating components, including total net asset value for each Fund by type of participant, monthly and annual yield highlights and comparisons, Summary of Operations, and a glossary of investment terms.

The  Government  Finance  Officers  Association  of the United States and Canada
(GFOA) awarded a Certificate of Achievement for Excellence in Financial Reporting to the Iowa Public Agency Investment Trust for its comprehensive annual financial report (CAFR) for the fiscal year ended June 30, 1998. The Certificate of Achievement is a prestigious national award recognizing conformance with the highest standards for preparation of a state and local government financial reports.

In order to be awarded a Certificate of Achievement, a government unit must publish an easily readable and efficiently organized comprehensive annual financial report, whose contents conform to program standards. The CAFR must satisfy both generally accepted accounting principles and applicable legal requirements.

A Certificate of Achievement is valid for a period of one year only. We believe our current report continues to conform to the Certificate of Achievement program requirements, and we are submitting it to the GFOA.

On behalf of IPAIT's Board of Trustees, sponsoring associations and service providers, we thank you for your continued support of the Iowa Public Agency Investment Trust and encourage you to contact us with comments and suggestions regarding the operation of the program.

As we begin fiscal year 199-00, we collectively pledge to continue working together to safely increase interest income for every participant and to provide helpful, convenient cash management related information.

Respectfully,



Robert Hagey
Chair, Board of Trustees
IOWA PUBLIC AGENCY INVESTMENT TRUST

                                                              MANAGEMENT REPORT

TO IPAIT PARTICIPANTS:


While IPAIT's Diversified Fund and DGO Fund financial statements and the related financial highlights contained in these Comprehensive Annual Financial Reports
(CAFR) have been prepared in conformity with generally accepted accounting principles and have been audited by IPAIT's Independent Auditor, KPMG LLP, the ultimate accuracy and validity of this information is the responsibility of the management of the Iowa Public Agency Investment Trust Board of Trustees. To carry out this responsibility, the Board of Trustees maintains financial policies, procedures, accounting systems and internal controls which the Board believes provide reasonable, but not absolute, assurance that accurate financial records are maintained and investment assets are safeguarded.

In addition, the three ex-officio trustees meet with the program's service providers and legal counsel to review all aspects of IPAIT performance each month. The Board of Trustees meets quarterly to similarly review program performance and compliance. Every three years, IPAIT is subjected to an extensive review of all services and costs of operation by the IPAIT Board of Trustees. This year's CAFR will be submitted to the Government Finance Officers Association for consideration for a Certificate of Achievement for Excellence in Financial Reporting following receipt of a second Certificate of Achievement for the fiscal year 1997-1998 CAFR.

In the Board's opinion, IPAIT's internal control structure is adequate to ensure that the financial information in this report presents fairly the IPAIT Diversified Fund and DGO Fund operations and financial condition.

Sincerely,



Robert Haug
Secretary, Board of Trustees
IOWA PUBLIC AGENCY INVESTMENT TRUST

BOARD OF TRUSTEES

CHAIR
MR. ROBERT HAGEY,
TREASURER
Sioux County Courthouse
210 Central Avenue, SW
P.O. Box 70
Orange City, IA  51041
(712) 737-3505
Fax: (712) 737-2537

VICE CHAIR
MR. TOM HANAFAN, MAYOR
City Hall
209 Pearl Street
Council Bluffs, IA  51503
(712) 328-4601
Fax: (712) 328-2137

MR. DON KERKER,
DIRECTOR OF FINANCE
Muscatine Power and Water
3205 Cedare Street
Muscatine, IA 52761
(319) 262-3303
Fax: (319) 262-3315

MR. ROBERT RASMUSSEN,
MAYOR
City Hall
118 South Main
Fairfield, IA  52556
(515) 472-6193
Fax: (515) 472-0698

MR. JODY SMITH,
FINANCE OFFICER
City of West Des Moines
P.O. Box 65320
West Des Moines, IA
50265-0320
(515) 222-3600
Fax: (515) 222-3640

MR. JIM AHRENHOLTZ,
OFFICE MANAGER
Denison Municipal Utility
16th & 5th Avenue South
P.O. Box 518
Denison, IA  51442
(712) 263-4154
Fax: (712) 263-8767

MR. NORMAN KEHRBERG,
TREASURER
Plymouth County Courthouse
215 4th Avenue SE
LeMars, IA  51031
(712) 546-7078
Fax: (712) 546-8796

MR. FLOYD MAGNUSSON,
SUPERVISOR
Webster County
Courthouse
703 Central Avenue
Ft. Dodge, IA  50501
(515) 573-7175
Fax: (515) 573-8228

MR. PAUL OLDHAM,
OFFICE MANAGER
Algona Municipal Utilities
104 West Call
P.O. Box 10
Algona, IA  50511
(515) 295-3584
Fax: (515) 295-3364


In addition to the IPAIT Board of Trustees above, the Executive Directors of the Iowa League of Cities, Iowa State Association of Counties and the Iowa Association of Municipal Utilities serve as Ex-Officio Members of the IPAIT Board.

Robert  Haug
Executive  Director
Iowa Association  of
Municipal  Utilities and
IPAIT  Secretary to
the Board

William Peterson
Executive  Director
Iowa State  Association
of Counties  and IPAIT
Assistant  Secretary to
the Board

Thomas Bredeweg
Executive Director
Iowa League of Cities
and IPAIT Treasurer to
the Board.

                                                               SERVICE PROVIDERS


                             SPONSORING ASSOCIATIONS


                     IOWA ASSOCIATION OF MUNICIPAL UTILITIES
                            1735 NE 70th Ave.
                              Ankeny, IA 50021-9353
                         Robert Haug, Executive Director
                                  515-244-7282


                              Iowa League of Cities
                                317 Sixth Avenue
                                   Suite 1400
                              Des Moines, IA 50309
                     Thomas G. Bredeweg, Executive Director
                                  515-244-7282


                       IOWA STATE ASSOCIATION OF COUNTIES
                              701 East Court Avenue
                              Des Moines, IA 50309
                     William R. Peterson, Executive Director
                                  515-244-7181

                                   INVESTMENT
                             ADVISOR-ADMINISTRATOR
                           Investors Management Group
                               2203 Grand Avenue
                              Des Moines, IA 50312

                           MARK MCCLURG 515-245-9534
                           KATHRYN BEYER 515-245-9523
                            PAUL KRUSE 515-245-9532


                               CUSTODIAN AND BANK
                            TRUST SERVICES PROVIDER
                            Norwest Bank Iowa, N.A.
                        666 Walnut Street, P.O. Box 837
                              Des Moines, IA 50304

                          BRUCE KIELHORN 515-245-3200
                             JEAN LETH 515-245-3234


                                 LEGAL COUNSEL
            Ahlers, Cooney, Dorweiler, Haynie, Smith & Allbee, P.C.
                          100 Court Avenue, Suite 600
                              Des Moines, IA 50309

                           EDGAR BITTLE 515-246-0312
                          ELIZABETH GROB 515-246-0305


                              INDEPENDENT AUDITOR
                             KPMG Peat Marwick LLP
                                2500 Ruan Center
                              Des Moines, IA 50309

                                                            ORGANIZATIONAL CHART


                  IOWA PUBLIC AGENCY INVESTMENT TRUST (IPAIT)
                              DIVERSIFIED FUND AND
                       DIRECT GOVERNMENT OBLIGATION FUND

                           ADMINISTRATION FLOW CHART

   ________________________________       ____________________________________
  |    IPAIT BOARD OF TRUSTEES     |     |      SPONSORING ASSOCIATIONS       |
  |                                |     |                                    |
  |     Robert Hagey, Chair        |     |                                    |
  |     Tom Hanafan, Vice Chair    |     |       Iowa League of Cities        |
  | Don Kerker, Board Member       |-----|           Tom Bredeweg             |
  | Robert Rasmussen, Board Member |     | Iowa State Association of Counties |
  |    Jody Smith, Board Member    |     |         William Peterson           |
  |  Jim Ahrenholtz, Board Member  |     |       Iowa Association of          |
  | Norman Kehrberg, Board Member  |     |       Municipal Utilities          |
  | Floyd Magnusson, Board Member  |     |            Bob Haug                |
  |   Paul Oldham, Board Member    |     |                                    |
  |________________________________|     |____________________________________|
                  |
                  |
    ______________|_________________________________________________________
   |         |          |         |           |               |             |
   |  _______|_________ | ________|__________ | ______________|____________ |
   | | IPAIT CUSTODIAN |||     IPAIT BANK    |||  IPAIT INVESTMENT ADVISOR ||
   | |                 |||   TRUST SERVICES  |||                           ||
   | |Norwest Bank Iowa||| Norwest Bank Iowa ||| Investors Management Group||
   | |   Jean Leth     |||   Bruce Kiehorn   |||     Kathryn Beyer, CFA    ||
   | |_________________|||___________________|||___________________________||
  _|_________________   |              _______|____________________         |
 |   LEGAL COUNSEL    | |             |       IPAIT AUDITOR        |        |
 |  Ahlers, Cooney,   | |             |                            |        |
 | Dorweiler, Haynie, | |             |   KPMG LLP                 |        |
 |Smith & Allbee, P.C.| |             |CERTIFIED PUBLIC ACCOUNTANTS|        |
 | ATTORNEYS AT LAW   | |             |                            |        |
 |    Edgar Bittle    | |             |                            |        |
 |____________________| |             |____________________________|        |
                        |                                                   |
          ______________|_______________        ____________________________|_
         |     IPAIT ADMINISTRATION     |      |        IPAIT PROGRAM         |
         |                              |      |         DEVELOPMENT          |
         |  Investors Management Group  |      |  Investors Management Group  |
         |       Mark McClurg           |      |        Paul Kruse            |
         |______________________________|      |______________________________|

        _______________________________________________________________
       |                                                               |
       |                         CERTIFICATE OF                        |
       |                          ACHIEVEMENT                          |
       |                         FOR EXCELLENCE                        |
       |                          IN FINANCIAL                         |
       |                           REPORTING                           |
       |                                                               |
       |                          PRESENTED TO                         |
       |                                                               |
       |                       IOWA PUBLIC AGENCY                      |
       |                        INVESTMENT TRUST                       |
       |                                                               |
       |                  FOR ITS COMPREHENSIVE ANNUAL                 |
       |                        FINANCIAL REPORT                       |
       |                   FOR THE FISCAL YEAR ENDED                   |
       |                         JUNE 30, 1998                         |
       | A CERTIFICATE OF ACHIEVEMENT FOR EXCELLENCE IN FINANCIAL | | REPORTING IS PRESENTED BY THE GOVERNMENT FINANCE OFFICERS |
       |         ASSOCIATION OF THE UNITED STATES AND CANADA TO        |
       |        GOVERNMENT UNITS AND PUBLIC EMPLOYEE RETIREMENT        |
       |          SYSTEMS WHOSE COMPREHENSIVE ANNUAL FINANCIAL         |
       |              REPORTS (CAFRS) ACHIEVE THE HIGHEST              |
       |               STANDARDS IN GOVERNMENT ACCOUNTING              |
       |                    AND FINANCIAL REPORTING.                   |
       |                                                               |
       |                                                               |
       |                                                               |
       |                                                               |
       |   GOVERNMENT FINANCE                  DOUGLAS R. ELLSWORTH    |
       |  OFFICERS ASSOCIATION                       PRESIDENT         |
       |  OF THE UNITED STATES                                         |
       |       AND CANADA                                              |
       |   CORPORATION SEAL                      JEFFREY L. ESSER      |
       |       CHICAGO                          EXECUTIVE DIRECTOR     |
       |_______________________________________________________________|

                                                               FINANCIAL SECTION

INDEPENDENT AUDITOR'S REPORT

The Board of Trustees and Unitholders
Iowa Public Agency Investment Trust:

We have audited the accompanying statement of net assets of the Diversified Portfolio of the Iowa Public Agency Investment Trust (the Portfolio) as of June 30, 1999, and the related statement of operations for each of the years in the five-year period then ended and the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and the financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform our audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investment securities held in custody are confirmed to us by the Custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Diversified Portfolio of the Iowa Public Agency Investment Trust as of June 30, 1999, and the results of its operations for each of the years in the five-year period then ended and the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years presented, in conformity with generally accepted accounting principles.



KPMG LLP

Des Moines, Iowa
July 23, 1999

                                                            FINANCIAL STATEMENTS


          IOWA PUBLIC AGENCY INVESTMENT TRUST -- DIVERSIFIED PORTFOLIO
                    STATEMENT OF NET ASSETS -- JUNE 30, 1999
                       (SHOWING PERCENTAGE OF NET ASSETS)

                                                                            YIELD AT
        PAR                                                                  TIME OF                            AMORTIZED
       VALUE                          DESCRIPTION                           PURCHASE         DUE DATE             COST
---------------------------------------------------------------------------------------------------------------------------
DISCOUNTED GOVERNMENT SECURITIES -- 9.25%
$   5,000,000         Fed. Home Loan Mtge. Corp.-Disc. Note                  4.88%          07/09/99        $   4,994,756
    2,500,000         Fed. Home Loan Mtge. Corp.-Disc. Note                  4.95%          07/09/99            2,497,333
    5,000,000         Fed. Home Loan Mtge. Corp.-Disc. Note                  4.85%          08/04/99            4,977,947
    5,000,000         Fed. Home Loan Mtge. Corp.-Disc. Note                  4.87%          08/10/99            4,973,945
                      TOTAL (cost-- $17,443,981)                                                            -------------
                                                                                                            $  17,443,981
COUPON SECURITIES -- 47.51%                                                                                 -------------
$   5,000,000         Federal National Mtge. Assoc., 6.45%                   5.07%          07/01/99        $   5,000,000
    1,000,000         Federal National Mtge. Assoc., 6.07%                   5.04%          07/01/99            1,000,000
    1,350,000         Federal Home Loan Bank, Variable Rate, 4.44%*          4.98%          07/15/99            1,349,710
    4,000,000         Federal National Mtge. Assoc., 5.90%                   4.85%          07/19/99            4,002,012
    4,500,000         Federal Home Loan Mtge. Corp., 7.125%                  4.98%          07/21/99            4,505,052
   10,000,000         Federal National Mtge. Assoc., Variable Rate, 5.29%*   4.88%          07/30/99           10,000,773
    2,500,000         Federal Home Loan Mtge. Corp., 5.544%                  4.88%          08/13/99            2,501,871
    4,970,000         Federal Home Loan Mtge. Corp., 5.544%                  4.94%          08/13/99            4,973,257
    1,140,000         Federal National Mtge. Assoc., Variable Rate, 4.68%*   5.02%          08/17/99            1,139,502
    3,450,000         Federal Home Loan Mtge. Corp., 6.13%                   4.89%          08/19/99            3,455,396
   10,000,000         Student Loan Marketing Assoc., Variable Rate, 5.24%*   4.91%          09/16/99            9,997,024
    1,000,000         Federal National Mtge. Assoc., 5.81%                   4.95%          10/01/99            1,002,099
    4,000,000         Tennessee Valley Authority, 8.375%                     5.07%          10/01/99            4,031,798
    1,100,000         Federal National Mtge. Assoc., 5.73%                   4.91%          10/14/99            1,102,496
    2,000,000         Federal National Mtge. Assoc., 5.73%                   5.08%          10/14/99            2,003,581
    5,000,000         Federal National Mtge. Assoc., 5.73%                   4.98%          10/14/99            5,010,528
    1,500,000         Federal Home Loan Bank, 5.03%                          4.96%          10/29/99            1,500,000
    2,500,000         Federal National Mtge. Assoc., 5.91%                   5.23%          02/25/00            2,510,461
    5,000,000         Federal Home Loan Bank, Variable Rate, 5.34%*          4.95%          03/24/00            5,000,000
    5,000,000         Federal Home Loan Bank, Variable Rate, 5.35%*          4.83%          04/12/00            4,998,437
    5,000,000         Federal Home Loan Bank, Variable Rate, 5.35%*          5.21%          04/12/00            5,001,430
    1,000,000         Federal Home Loan Bank, 5.50%                          5.55%          04/14/00              999,542
    7,500,000         Federal Home Loan Mtge. Corp., Variable Rate, 5.39%*   4.86%          04/14/00            7,497,049
    1,000,000         Federal Home Loan Bank, 5.625%                         5.63%          06/02/00              999,923
                                                                                                            -------------
                      TOTAL (cost-- $89,581,941)                                                            $  89,581,941
                                                                                                            -------------
CERTIFICATES OF DEPOSIT-- 12.22%
$     250,000         Citizens Bank, Sac City                                6.00%          07/06/99        $     250,000
    2,500,000         First National Bank, Ames                              4.90%          07/19/99            2,500,000
    1,000,000         First State Bank, Conrad                               4.95%          07/19/99            1,000,000
      500,000         First Federal Bank, Sioux City                         5.05%          07/20/99              500,000
      500,000         American Bank, LeMars                                  5.00%          07/21/99              500,000
    1,000,000         Community First State Bank, Decorah                    5.00%          07/26/99            1,000,000
      500,000         Farmers State Bank, Hawarden                           5.10%          08/13/99              500,000
      250,000         Ft. Madison Bank & Trust, Ft. Madison                  6.00%          08/23/99              250,000
      500,000         First State Bank, Nora Springs                         5.05%          08/23/99              500,000
      500,000         Frontier Bank, Rock Rapids                             5.10%          08/31/99              500,000

*Denotes floating rate investment with interest rate as of June 30, 1999.
See accompanying notes to financial statements.

          IOWA PUBLIC AGENCY INVESTMENT TRUST -- DIVERSIFIED PORTFOLIO
                    STATEMENT OF NET ASSETS -- JUNE 30, 1999 (Continued)
                       (SHOWING PERCENTAGE OF NET ASSETS)

                                                                            YIELD AT
        PAR                                                                  TIME OF                            AMORTIZED
       VALUE                          DESCRIPTION                           PURCHASE         DUE DATE             COST
---------------------------------------------------------------------------------------------------------------------------
      300,000         State Savings Bank, Baxter                             6.00%          09/10/99              300,000
      500,000         First American State Bank, Ames                        5.80%          09/20/99              500,000
      400,000         Exchange Bank, Collins                                 5.40%          10/13/99              400,000
      300,000         Community Bank, Miles                                  5.15%          10/13/99              300,000
      150,000         Community Bank, Preston                                5.15%          10/13/99              150,000
    2,000,000         First State Bank, Conrad                               5.30%          10/14/99            2,000,000
    1,000,000         Union State Bank, Winterset                            5.40%          10/22/99            1,000,000
    1,000,000         DeWitt Bank & Trust, DeWitt                            5.29%          10/22/99            1,000,000
      250,000         Hardin County Savings Bank, Eldora                     5.00%          10/22/99              250,000
      250,000         State Savings Bank, Baxter                             5.35%          10/25/99              250,000
      300,000         First State Bank, Ida Grove                            5.13%          11/30/99              300,000
    1,000,000         St. Ansgar State Bank, St. Ansgar                      5.13%          12/10/99            1,000,000
    1,000,000         Peoples State Bank, Elma                               5.40%          12/20/99            1,000,000
      250,000         Citizens Bank, Sac City                                5.40%          12/20/99              250,000
      500,000         Union State Bank, Monona                               5.38%          12/27/99              500,000
      500,000         Maquoketa State Bank, Maquoketa                        5.10%          01/11/00              500,000
      500,000         Citizens Bank, Sac City                                5.10%          02/17/00              500,000
      250,000         Ft. Madison Bank & Trust, Ft. Madison                  5.20%          02/18/00              250,000
    1,000,000         DeWitt Bank & Trust, DeWitt                            5.20%          02/25/00            1,000,000
      500,000         Union State Bank, Winterset                            5.20%          02/28/00              500,000
      500,000         Hartford-Carlisle Savings Bank, Carlisle               5.75%          03/16/00              500,000
      500,000         Hartford-Carlisle Savings Bank, Carlisle               5.50%          03/16/00              500,000
    1,000,000         St. Ansgar State Bank, St. Ansgar                      5.38%          04/11/00            1,000,000
      500,000         American Bank, LeMars                                  5.38%          04/13/00              500,000
      400,000         Exchange Bank, Collins                                 5.38%          04/14/00              400,000
      200,000         Maxwell State Bank, Maxwell                            5.25%          04/21/00              200,000
      500,000         American Bank, LeMars                                  5.25%          05/01/00              500,000
                                                                                                            -------------
                      TOTAL (cost-- $23,050,000)                                                            $  23,050,000
                                                                                                            -------------
 REPURCHASE AGREEMENTS (collateralized by U.S. Govt. Securities) -- 30.39%
$  28,648,000         Merrill Lynch, Repurchase Agreement                    5.00%          07/01/99        $  28,648,000
   28,649,000         Warburg, Repurchase Agreement                          4.80%          07/01/99           28,649,000
                                                                                                            -------------
                      TOTAL (cost-- $57,297,000)                                                            $  57,297,000
                                                                                                            -------------

TOTAL INVESTMENTS-- 99.37% (cost-- $187,372,922)                                                            $ 187,372,922

EXCESS OF OTHER ASSETS OVER TOTAL LIABILITIES -- .63%
      (Includes $50,129 payable to IMG and $685,069
       dividends payable to unitholders)                                                                    $   1,185,914
                                                                                                            -------------

NET ASSETS -- 100%
      Applicable to 188,558,836 outstanding units                                                           $ 188,558,836
                                                                                                            =============

NET ASSET VALUE:                                                                                                   $ 1.00
     Offering and redemption price per unit ($188,558,836                                                   =============
     divided by 188,558,836 units outstanding)



See accompanying notes to financial statements.

                                                            FINANCIAL STATEMENTS

                       IOWA PUBLIC AGENCY INVESTMENT TRUST
                STATEMENT OF OPERATIONS -- DIVERSIFIED PORTFOLIO
                          FOR THE YEARS ENDED JUNE 30,
                                              1999         1998         1997         1996         1995
                                        ------------------------------------------------------------------
INVESTMENT INCOME:                      $ 10,089,384   $10,298,218   $11,734,493   $10,907,564  $9,290,842

EXPENSES:
Investment advisory, administrative,
and program support fees                     626,204       585,147       675,479       617,335      548,112
Custody and bank trust services fees         242,699       225,456       264,103       238,913      210,185
Distribution fees                            196,000       181,630       213,836       192,827      169,001
Other fees and expenses                       49,000        45,407        53,457        48,207       42,250
                                        ------------   -----------   -----------    ----------   ----------
TOTAL EXPENSES                             1,113,903     1,037,640     1,206,875     1,097,282      969,548
                                        ------------   -----------   -----------    ----------   ----------
NET INVESTMENT INCOME                   $  8,975,481     9,260,578   $10,527,618    $9,810,282   $8,321,294
                                        ============   ===========   ===========    ==========   ==========

                       IOWA PUBLIC AGENCY INVESTMENT TRUST
           STATEMENT OF CHANGES IN NET ASSETS -- DIVERSIFIED PORTFOLIO
                          FOR THE YEARS ENDED JUNE 30,
                                                       1999              1998
                                                   -----------------------------
From Investment Activities:
  Net investment income distributed
    to unitholders                                 $   8,975,481      9,260,578
                                                   =============  =============

From Unit Transactions:
  (at constant net asset value of $1 per unit)
  Units sold                                       $ 912,337,019  $ 735,507,788
  Units issued in reinvestment
    of dividends from net investment income            8,975,481      9,260,578
  Units redeemed                                    (909,772,378)  (766,798,742)
                                                   -------------  -------------
  Net increase in net assets derived from
    unit transactions                                 11,540,122    (22,030,376)

Net assets at beginning of year                      188,558,836    199,049,090
                                                   -------------  -------------

Net assets at end of year                          $ 188,558,836   $177,018,714
                                                   =============  =============

See accompanying notes to financial statements.

                                                            FINANCIAL HIGHLIGHTS

IOWA PUBLIC AGENCY INVESTMENT TRUST
DIVERSIFIED PORTFOLIO


SELECTED DATA FOR A UNIT OF EACH
PORTFOLIO OUTSTANDING THROUGH
EACH PERIOD ENDED JUNE 30,          1999     1998      1997      1996      1995
----------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period              $  1.000  $  1.000  $  1.000  $  1.000  $  1.000

Net Investment Income               0.046     0.051     0.049     0.051     0.049
Dividends Distributed              (0.046)   (0.051)   (0.049)   (0.051)   (0.049)
                                 -------------------------------------------------
Net Asset Value,
End of Period                    $  1.000  $  1.000  $  1.000  $  1.000  $  1.000

==================================================================================

Total Return                         4.61%     5.10%     4.92%     5.11%     4.86%
Ratio of Expenses to
Average Net Assets                   0.57%     0.57%     0.56%     0.57%     0.57%
Ratio of Net Income to
Average Net Assets                   4.61%     5.10%     4.92%     5.11%     4.86%
Net Assets,
End of Period (000 Omitted)       $188,559  $177,019  $199,049  $192,452  $184,369


See accompanying notes to financial statements.

                                                   NOTES TO FINANCIAL STATEMENTS

(1)    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

       ORGANIZATION

       Iowa Public Agency Investment Trust (IPAIT) is a common law trust established under Iowa law pursuant to Chapter 28E and Sections 331.555 and 384.21, Iowa Code (1987), as amended, which authorizes Iowa public agencies to jointly invest moneys pursuant to a joint investment agreement. IPAIT is registered under the Investment Company Act of 1940. IPAIT was established by the adoption of a Joint Powers Agreement and Declaration of Trust as of October 1, 1987, and commenced operations on November 13, 1987. The Joint Powers Agreement and Declaration of Trust was amended September 1, 1988, and again on May 1, 1993. As amended, IPAIT is authorized to operate and now operates investment programs, one of which is the Diversified Portfolio. These financial statements include activities of the Diversified Portfolio. The objective of the portfolio is to maintain a high degree of liquidity and safety of principal through investment in short-term securities as permitted for Iowa public agencies under Iowa law. Norwest Bank Iowa, N.A., serves as the Custodian and Bank Trust Services Provider, and Investors Management Group serves as the Investment Advisor, Administrator, and Program Support Provider.

       The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of net investment income during the period. Actual results could differ from those estimates.

       In reporting financial activity, IPAIT applies applicable Governmental Accounting Standards Board (GASB) pronouncements, as well as all
       Financial Accounting Standards Board and predecessor statements and interpretations not in conflict with GASB pronouncements.

       IPAIT is exposed to various risks in connection with operation of the Diversified Portfolio and adheres to policies which mitigate market risk in the portfolio and maintains insurance coverage for fidelity and errors and omissions exposures. IPAIT has had no claims or settlements under its insurance coverage since its organization in 1987.

       INVESTMENTS IN SECURITIES

       The Diversified Portfolio consists of cash and short-term investments valued at amortized cost pursuant to Rule 2a-7 under the Investment Company Act of 1940. This involves valuing a portfolio security at its original cost on the date of purchase, and thereafter amortizing any premium or discount on a straight-line basis to maturity. The amount of premium or discount amortized to income under the straight-line method does not differ materially from the amount which would be amortized to income under the interest method. Procedures are followed to maintain a constant net asset value of $1.00 per unit for the portfolio.

       Security transactions are acccounted for on the trade date. Interest income, including the accretion of discount and amortization of premium, is recorded on the accrual basis.

       IPAIT is authorized by investment policy and statute to invest public funds in obligations of the U.S. government, its agencies and instrumentalities; certificates of deposit and other evidences of deposit at federally insured Iowa depository institutions approved and secured pursuant to Chapter 12 of the Code of Iowa; and repurchase agreements, provided that the underlying collateral consists of obligations of the U.S. government, its agencies and instrumentalities and that IPAIT's custodian takes delivery of the collateral either directly or through an authorized custodian.

       In connection with transactions in repurchase agreements, it is IPAIT's policy that its Custodian take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest at all times. If the seller defaults, and the value of the collateral declines, realization of the collateral by IPAIT may be delayed or limited. At June 30, 1999, the securities purchased under overnight agreements to resell were collateralized by government agency securities with a market value of $58,454,982 for the Diversified Portfolio.

       Certificates of deposit amounts in excess of the $100,000 federal deposit insurance are collateralized with securities or letters of credit held by IPAIT's custodian in IPAIT's name, or by the Iowa multiple financial institution collateral pool in accordance with Chapter 12C of the Code of Iowa, which provides for additional assessments against depositories to ensure there will be no loss of public funds.

       Under Governmental Accounting Standards as to custodial credit risk, IPAIT's investments in securities are classified as category one. Category one consists of insured or registered securities or securities held by IPAIT or its agent in IPAIT's name and is the most secure investment category description.

       UNIT ISSUES, REDEMPTIONS AND DISTRIBUTIONS

       IPAIT determines the net asset value of the portfolio daily. Units are issued and redeemed daily at the daily net asset value. Dividends from net investment income for each portfolio are declared daily and distributed monthly.

       INCOME TAXES

       IPAIT is exempt from federal and state income tax.

       FEES AND EXPENSES

       Under separate agreements with IPAIT, Investors Management Group (IMG), the Investment Advisor, Administrator and Program Support Provider, and Norwest Bank Iowa, N.A. (Norwest), the Custodian and Bank Trust Services Provider, are paid an annual fee for operating the investment programs. IMG receives .230 percent of the average daily net asset value up to $150 million, .185 percent from $150 to $300 million, and .140 percent exceeding $300 million for investment advisor and administrative fees. In addition, IMG receives .100 percent of the average daily net asset value up to $250 million and .125 percent exceeding $250 miilion for program support fees. For the year ended June 30, 1999 the Diversified Portfolio paid $626,204 to IMG for services provided. Norwest receives .050 percent of $150 million, .045 percent from $150 to $300 million, and .040 percent exceeding $300 million for custodial services. Norwest also receives .075 percent of the average daily net asset value for bank trust services.
       For the year ended June 30, 1999, the Diversified Portfolio paid $242,699 to Norwest for services provided. Under a distribution plan the public agency associations collectively receive an annual fee of .100 percent of the daily net asset value of the portfolios. For the year ended June 30, 1999, the Diversified Portfolio paid $106,760 to the Iowa League of Cities, $63,840 to the Iowa State Association of Counties, and $25,400 to the Iowa Association of Municipal Utilities. IPAIT is responsible for operating expenses incurred directly by IPAIT. All fees are computed daily and paid monthly.

(2)    SECURITIES TRANSACTIONS

       Purchases  of  portfolio   securities  for  the   Diversified   Portfolio
       aggregated $13,178,382,722 for the year ended June 30, 1999. Proceeds from maturities of securities for the Diversified Portfolio aggregated $13,167,044,054 for the year ended June 30, 1999.

                                                    INDEPENDENT AUDITOR'S REPORT

The Board of Trustees and Unitholders
Iowa Public Agency Investment Trust:

We have audited the accompanying statement of net assets of the Direct Government Obligation Portfolio of the Iowa Public Agency Investment Trust (the Portfolio) as of June 30, 1999, and the related statement of operations for each of the years in the five-year period then ended and the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and the financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform our audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investment securities held in custody are confirmed to us by the Custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Direct Government Obligation Portfolio of the Iowa Public Agency Investment Trust as of June 30, 1999, and the results of its operations for each of the years in the five-year period then ended and the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years presented, in conformity with generally accepted accounting principles.

KPMG LLP

Des Moines, Iowa
July 23, 1999

FINANCIAL STATEMENTS


  IOWA PUBLIC AGENCY INVESTMENT TRUST -- DIRECT GOVERNMENT OBLIGATION PORTFOLIO
                    STATEMENT OF NET ASSETS -- JUNE 30, 1999
                       (SHOWING PERCENTAGE OF NET ASSETS)

                                                                            YIELD AT
       PAR                                                                  TIME OF                            AMORTIZED
      VALUE                          DESCRIPTION                           PURCHASE         DUE DATE             COST
---------------------------------------------------------------------------------------------------------------------------
COUPON SECURITIES --2.86%
$   2,500,000         U.S. Treasury Notes, 6.375%                            4.72%          07/15/99        $   2,501,538
                                                                                                            -------------
                      TOTAL (cost-- $2,501,538)                                                             $   2,501,538
                                                                                                            -------------
REPURCHASE AGREEMENTS (collateralized by U.S. Govt. Securities) -- 97.41%
$  85,335,000         SBC Warburg, Repurchase Agreement                      4.80%          07/01/99        $  85,335,000
                      TOTAL (cost-- $85,335,000)                                                            -------------

                      TOTAL INVESTMENTS-- 100.27% (cost-- $87,836,538)                                      $  87,836,538

                      EXCESS OF OTHER  ASSETS OVER TOTAL  LIABILITIES  -- (.27%)
                      (Includes $22,851 payable to IMG and $284,970
                      dividends payable to unitholders)                                                        ($240,157)
                                                                                                            -------------

                      NET ASSETS -- 100%
                      Applicable to 87,596,381 outstanding units                                            $  87,596,381
                                                                                                            =============

                      NET ASSET VALUE:                                                                      $        1.00
                      Offering and redemption price per unit ($87,596,381                                   =============
                      divided by 87,596,381 units outstanding)



                       IOWA PUBLIC AGENCY INVESTMENT TRUST
        STATEMENT OF OPERATIONS -- DIRECT GOVERNMENT OBLIGATION PORTFOLIO
                          FOR THE YEARS ENDED JUNE 30,

                                             1999         1998          1997          1996          1995
                                         ------------------------------------------------------------------
INVESTMENT INCOME:                       $3,815,354    $ 3,039,348   $ 3,033,698   $ 2,708,945   $ 1,376,422

EXPENSES:
Investment advisory, administrative,
and program support fees                     250,664       179,822       184,323       158,955       83,853
Custody and bank trust services fees          94,949        68,114        69,984        60,210       31,762
Distribution fees                             75,959        54,491        55,987        48,168       25,410
Other fees and expenses                       18,990        13,624        13,998        12,042        6,353
                                         -----------   -----------   -----------   -----------   ----------
Total Expenses                               440,562        316,051       324,292       279,375     147,378
                                         -----------   -----------   -----------   -----------   ----------

NET INVESTMENT INCOME                    $ 3,374,792    $ 2,723,297   $ 2,709,406   $ 2,429,570 $ 1,229,044
                                         ===========   ===========   ===========   ===========   ==========

See accompanying notes to financial statements.

                       IOWA PUBLIC AGENCY INVESTMENT TRUST
  STATEMENT OF CHANGES IN NET ASSETS -- DIRECT GOVERNMENT OBLIGATION PORTFOLIO
                          FOR THE YEARS ENDED JUNE 30,

                                                       1999             1998
                                                  ------------------------------
From Investment Activities:
  Net investment income distributed
    to unitholders                                $  3,374,792     $  2,723,297
                                                  ============    =============

From Unit Transactions:
  (at constant net asset value of $1 per unit)
  Units sold                                      $ 38,064,288     $ 53,493,135
  Units issued in reinvestment
    of dividends from net investment income          3,374,792        2,723,297
  Units redeemed                                   (36,707,732)     (32,177,079)
                                                  ------------    -------------
  Net increase in net assets derived from
    unit transactions                                4,731,348       24,039,353

Net assets at beginning of year                     82,865,033       58,825,680
                                                  ------------    -------------

Net assets at end of year                         $ 87,596,381     $ 82,865,033
                                                  ============    =============

IOWA PUBLIC AGENCY INVESTMENT TRUST
DIRECT GOVERNMENT OBLIGATION PORTFOLIO


SELECTED DATA FOR A UNIT OF EACH
PORTFOLIO OUTSTANDING THROUGH
EACH PERIOD ENDED JUNE 30,        1999      1998      1997      1996      1995
- ------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period             $ 1.000   $ 1.000   $ 1.000   $ 1.000   $ 1.000
Net Investment Income             0.44      0.050     0.048     0.050     0.048
Dividends Distributed            (0.44)    (0.050)   (0.048)   (0.050)   (0.048)
Net Asset Value,
End of Period                   $ 1.000   $ 1.000   $ 1.000   $ 1.000   $ 1.000

Total Return                       4.43%    4.98%     4.84%     5.03%     4.82%
Ratio of Expenses to
Average Net Assets                 0.58%    0.60%     0.58%     0.58%     0.58%
Ratio of Net Income to
Average Net Assets                 4.43%    4.98%     4.84%     5.03%     4.82%
Net Assets,
End of Period (000 Omitted)     $87,596   $82,865   $58,826   $65,318   $56,078

See accompanying notes to financial statements.

REQUIRED SUPPLEMENTARY INFORMATION

Year 2000 Issues (Unaudited)

The Diversified and Direct Governemnt Obligation Funds of the Iowa Public Agency Investment Trust (IPAIT) have addressed year 2000 issues relating to computer and other electronic equipment. The year 2000 problem is the result of operational design shortcomings in computer systems and other electronic systems. As these systems execute instructions stored in memory, they may make calculation or logical comparisons utilizing information about dates. The way dates are represented in some systems could adversely affect the execution of these instructions, resulting in system malfunctions.

The four  stages  necessary  to  implement  year  2000  compliant  systems  are:
Awareness Stage - Esatblishing a budget and project plan for dealing with the year 2000 issue. Assessment Stage - Identifying all systems and individual components for which the year 2000 compiance work is needed. Remediation Stage - Making changes to systems and equipment. Validations/Testing Stage - Validating and testing the changes made during the remediation stage.

As of June 30, 1999, IPAIT had completed all four stages by obtaiing disclosure statements from Investors Management Group (the Investment Advisor, Administrator and Program Support Provider) and Norwest Bank Iowa, N.A. (the Custodian and Bank Services Provider). The disclosure statements covered year 2000 compiance for systems used to process and record participant activity. In addition, contingency plans for maintaining accurate records and processing transactions in the event of systems failure were reviewed to assure Investors Management Group and Norwest Bank Iowa, N.A. had addressed such issues. As of June 30, 1999, IPAIT has not incurred and does not expect to incur further expenses related to the year 2000 issue.

Because of the unprecendented nature of the year 2000 issue, its effects and the success of related remediation efforts will not be fully determinable until the year 2000 and thereafter. No assurance can be made that IPAIT will be year 2000 ready or that parties with whom IPAIT does business will be year 2000 ready.

                                                   NOTES TO FINANCIAL STATEMENTS

(1)    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

       ORGANIZATION

       Iowa Public Agency Investment Trust (IPAIT) is a common law trust established under Iowa law pursuant to Chapter 28E and Sections 331.555 and 384.21, Iowa Code (1987), as amended, which authorizes Iowa public agencies to jointly invest moneys pursuant to a joint investment agreement. IPAIT is registered under the Investment Company Act of 1940. IPAIT was established by the adoption of a Joint Powers Agreement and Declaration of Trust as of October 1, 1987, and commenced operations on November 13, 1987. The Joint Powers Agreement and Declaration of Trust was amended September 1, 1988, and again on May 1, 1993. As amended, IPAIT is authorized to operate and now operates investment programs, one of which is the Direct Government Obligation Portfolio. These financial statements include activities of the Direct Government Obligation Portfolio. The objective of the portfolio is to maintain a high degree of liquidity and safety of principal through investment in short-term securities as permitted for Iowa public agencies under Iowa law. Norwest Bank Iowa, N.A., serves as the Custodian and Bank Trust Services Provider, and Investors Management Group serves as the Investment Advisor, Administrator, and Program Support Provider.

       The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of net investment income during the period. Actual results could differ from those estimates.

       In reporting financial activity, IPAIT applies applicable Governmental Accounting Standards Board (GASB) pronouncements, as well as all
       Financial Accounting Standards Board and predecessor statements and interpretations not in conflict with GASB pronouncements.

       IPAIT is exposed to various risks in connection with operation of the Direct Government Obligation Portfolio and adheres to policies which mitigate market risk in the portfolio and maintains insurance coverage for fidelity and errors and omissions exposures. IPAIT has had no claims or settlements under its insurance coverage since its organization in 1987.

       INVESTMENTS IN SECURITIES

       The Direct Government Obligation Portfolio consists of cash and short-term investments valued at amortized cost pursuant to Rule 2a-7 under the Investment Company Act of 1940. This involves valuing a portfolio security at its original cost on the date of purchase, and thereafter amortizing any premium or discount on a straight-line basis to maturity. The amount of premium or discount amortized to income under the straight-line method does not differ materially from the amount which would be amortized to income under the interest method. Procedures are followed to maintain a constant net asset value of $1.00 per unit for the portfolio.

       Security transactions are accounted for on the trade date. Interest income, including the accretion of discount and amortization of premium, is recorded on the accrual basis.

       IPAIT is authorized by investment policy and statute to invest public funds in obligations of the U.S. government; and repurchase agreements, provided that the underlying collateral consists of obligations of the U.S. government and that IPAIT's custodian takes delivery of the collateral either directly or through an authorized custodian.

       In connection with transactions in repurchase agreements, it is IPAIT's policy that its Custodian take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest at all times. If the seller defaults, and the value of the collateral declines, realization of the collateral by IPAIT may be delayed or limited. At June 30, 1999, the securities purchased under overnight agreements to resell were collateralized by government agency securities with a market value of $87,042,064.

       Certificates of deposit amounts in excess of teh $100,000 federal deposit insurance are collateralized with securities or letters of credit held by IPAIT's cusotdian in IPAIT's name, or by the Iowa multiple financial institution collateral pool in accordance with Chapter 12C of the Code of Iowa, which provides for additional assessments against depositories to ensure there will be no loss of public funds.

       Under Governmental Accounting Standards as to custodial credit risk, IPAIT's investments in securities are classified as category one. Category one consists of insured or registered securities or securities held by IPAIT or its agent in IPAIT's name and is the most secure investment category description.


       UNIT ISSUES, REDEMPTIONS AND DISTRIBUTIONS

       IPAIT determines the net asset value of the portfolio daily. Units are issued and redeemed daily at the daily net asset value. Dividends from net investment income for each portfolio are declared daily and distributed monthly.

       INCOME TAXES

       IPAIT is exempt from federal and state income tax.

       FEES AND EXPENSES

       Under separate agreements with IPAIT, Investors Management Group (IMG), the Investment Advisor, Administrator and Program Support Provider, and Norwest Bank Iowa, N.A. (Norwest), the Custodian and Bank Trust Services Provider, are paid an annual fee for operating the investment programs. IMG receives .230 percent of the average daily net asset value up to $150 million, .185 percent from $150 to $300 million, and .140 percent exceeding $300 million for investment advisor and administrative fees. In addition, IMG receives .10 percent of the average daily net asset value up to $250 million for program support fees. For the year ended June 30, 1999, the Direct Government Obligation Portfolio paid $250,664 to IMG for services provided. Norwest receives .050 percent of $150 million, .045 percent from $150 to $300 million, and .040 percent exceeding $300 million for custodial services. Norwest also receives .075 percent of the average daily net asset value for bank trust services. For the year ended June 30, 1999, the Direct Government Obligation Portfolio paid $94,949 to Norwest for services provided. Under a distribution plan the public agency associations collectively receive an annual fee of .100 percent of the daily net asset value of the portfolios. For the year ended June 30, 1999, the Direct Government Obligation Portfolio paid $69,212 to the Iowa League of Cities and $6,747 to the Iowa Association of Municipal Utilities. IPAIT is responsible for other expenses incurred directly by IPAIT. All fees are computed daily and paid monthly.

(2)    SECURITIES TRANSACTIONS

       Purchases of portfolio securities for the Direct Government Obligation Portfolio aggregated $18,121,001,367 for the year ended June 30, 1999. Proceeds from maturities of securities for the Direct Government Obligation Portfolio aggregated $18,116,298,000 for the year ended June 30, 1999.

                                                              INVESTMENT SECTION

                                                              FUND FACTS SUMMARY
                             DIVERSIFIED FUND FACTS
                               AS OF JUNE 30, 1999

INVESTMENT  STRATEGY/GOALS:  To  provide a safe,  liquid,  effective  investment alternative for the operating and reserve funds for Iowa's municipalities, counties, municipal utilities and other eligible public agencies by jointly investing participant funds in a professionally managed portfolio of short-term, high-quality, legally authorized marketable securities.

DATE OF INCEPTION:  November 13, 1987

TOTAL NET ASSETS:  $189 million

BENCHMARKS:  IBC U.S. Government & Agencies Money Fund Report Index,  Iowa  Code
   Chapter 74A 32-89 day Public Funds Rates, and Iowa Code Chapter 74A 90-179 day Public Funds Rates.

PERFORMANCE OBJECTIVE: To provide the highest level of current income from investment in a portfolio of U.S. government and agency securities and other authorized securities collateralized by U.S. government and agency securities as is consistent with, in order of priority, preservation of principal and provision of necessary liquidity.

INVESTMENT ADVISOR:
   Investors Management Group

MANAGEMENT FEES:
   Fifteen basis points (0.15%)

TOTAL EXPENSE RATIO:
   Fifty-six basis points (0.57%)


                  DIRECT GOVERNMENT OBLIGATION (DGO) FUND FACTS
                               AS OF JUNE 30, 1999

INVESTMENT STRATEGY/GOALS: To provide a safe, liquid, effective investment alternative for the bond proceeds, operating and reserve funds for Iowa's municipalities, counties, municipal utilities and other eligible public agencies that are limited to investment in only direct obligations of the U.S. government by jointly investing participant funds into a professionally managed portfolio of short-term, eligible marketable securities.

DATE OF INCEPTION:  September 1, 1988

TOTAL NET ASSETS:  $88 million

BENCHMARKS:  IBC U.S. Treasury & Repo Money Fund Report Index, Iowa Code Chapter
   74A 32-89 day Public Funds Rates, and Iowa Code Chapter 74A 90-179 day Public Funds Rates.

PERFORMANCE OBJECTIVE: To provide the highest level of income from investment in a portfolio of U.S. government securities as is consistent with, in order of priority, preservation of principal and provision of necessary liquidity.

INVESTMENT ADVISOR:  Investors Management Group

MANAGEMENT FEES:  Fifteen basis points (0.15%)

TOTAL EXPENSE RATIO:  Fifty-eight basis points (0.58%)

DIVERSIFIED FUND AND
DIRECT GOVERNMENT OBLIGATION FUND

                           INVESTMENT RESULTS REVIEW
                        FISCAL YEAR ENDED JUNE 30, 1999

INTRODUCTION

The Diversified Fund and the Direct Government Obligation (DGO) Fund are each short-term investment pools of high-quality money market instruments. Each pool has been registered, since May of 1993, with the Securities and Exchange Commission (SEC) under the federal Investment Company Act of 1940 and each is operated in accordance with 17 C.F.R. Section 270.2a-7 (Rule 2a-7). Each pool complied voluntarily with all Rule 2a-7 money market fund operating guidelines from inception until formal registration in 1993.

The Diversified Fund is made up of a professionally managed portfolio of U.S. government and federal agency securities and collateralized certificates of deposit of Iowa financial institutions and perfected repurchase agreements, each collateralized by U.S. government and federal agency securities. The Diversified Fund is typically used for the investment of all public funds subject to the Iowa public funds statutory provisions invested
(GRAPHICS OMITTED These charts present Ownership Analysis as of June 30, 1999 for IPAIT Diversified Fund and IPAIT DGO Fund.)
by a participant unless other participant-specific investment restrictions exist.

The DGO Fund is identical in every respect to the Diversified Fund except that it is invested exclusively in direct U.S. government obligations and repurchase agreements collateralized by direct U.S. government obligations. The DGO Fund is typically used to invest those public funds of a participant that are subject to more stringent investment restrictions than those provided by Iowa public funds statutes, for example bond proceeds whose investment alternatives may be limited to the types of securities found in the DGO Fund.

The investment objective of both the Diversified Fund and the DGO Fund is to provide as high a level of current income as is consistent with preservation of invested principal and provision of adequate liquidity to meet participants' daily cash flow needs. As a (GRAPHICS OMITTED These charts present Historical Portfolio Cash Flow for IPAIT Diversified Fund and IPAIT DGO Fund from 1994 to 1999.)

general policy, all purchased securities will be held until they mature. However, in an effort to increase yields, IPAIT may sell securities and realize capital gains when there are perceived disparities between maturities for various categories of authorized investments. Summaries of all securities trades for each Fund are regularly provided monthly to the IPAIT Board of Trustees for review.

Both portfolios have been managed by Investors Management Group, IPAIT's Des Moines, Iowa based investment advisor, since inception. Aggregate cash flows for each Fund are monitored daily and compared to respective Fund cash flow patterns of previous periods. Fund cash flow patterns throughout the fiscal period, as compared to previous years, have traditionally been generally repetitive. Twelve years of operating history create a very helpful tool to gauge necessary pool liquidity needs.

Both the Diversified Fund and the DGO Fund follow a fundamental strategy of investing when interest rates rise and fund cash flows provide liquidity for purchases.

In addition, the Diversified Fund actively monitors rates offered by
Iowa financial institutions for public funds certificates of deposit which are collateralized according to Iowa statutory requirements. Institutions experiencing strong loan demand typically offer rates that are at or above those available for marketable securities, presenting a helpful portfolio investment alternative.
(GRAPHICS OMITTED These charts present Weighted Average Maturiy Comparison IPAIT Diversified Fund vs. IBC US Gov. & Agency Index July 1998 - June 1999 and Weighted Average Maturity Comparison IPAIT DGO vs. IBC US Treasury & Repo Index July 1998 - June 1999.)

To assure adequate liquidity for anticipated and unanticipated participant withdrawals, IPAIT continually monitors the weighted-average maturity (WAM) of both the Diversified Fund and the DGO Fund. Each Fund's WAM is similarly compared to the IBC Financial Data average for all registered money market funds. Presented in the previous column is the WAM for each Fund as compared to the IBC Financial Data average for all similar registered money market funds for the fiscal period.

Each Fund accrues interest income daily and pays accrued income monthly to participant accounts. Interest is paid on the first business day of the month following accrual. Daily income amounts are calculated by the amortized cost method. Under this method, a security is initially valued at cost on the date of purchase and, thereafter, any premium or discount is amortized on a straight-line basis to maturity.

The IPAIT Administrator-Advisor values each Fund's portfolio weekly at current market value, based upon actual market quotations. Each Fund's current market valuation is compared to that Fund's current amortized cost basis. In accordance with the established operating parameters of Rule 2a-7 and IPAIT's internal controls and procedures, any deviation in net asset
(GRAPHICS OMITTED These charts present Amortized Cost vs. Market Value Per Share for IPAIT Diversified Fund and IPAIT DGO Fund July 1, 1995 - June 30, 1998.)

value based upon available market quotations from each Fund's $1.00 amortized cost per unit is carefully monitored. Deviations may never exceed 0.5 percent and historically have never exceeded 0.1 percent. Illustrated on the previous page are the amortized cost versus market value per unit comparisons for the past three fiscal years for each Fund.

The Diversified Fund's investment performance is regularly compared to three established benchmarks, the IBC Financial Data average rate for all registered Rule 2a-7 money market funds investing in U.S. government and federal agency securities, the Iowa Code Chapter 74A rate for 32-89, and 90-179 day certificates of deposit issued by Iowa financial institutions for public funds in the state. The DGO Fund is similarly compared to the IBC Financial Data average rate for all Rule 2a-7 money market funds that invest in only direct obligations of the U. S. government as well as the Iowa Code Chapter 74A rates for 32-89 and 90-179 day certificates of deposit.

(GRAPHICS OMITTED These charts present IPAIT Diversified Fund vs. Iowa Chap. 74A(90-179 & 32-89 Day) & IBC US Gov. & Agency Fund Index July 1998 - June 1999 and IPAIT DGO Fund vs. Iowa Chap. 74A (90-179 & 32-89 Dat) & IBC US Treasury & Repo Fund Index July 1998 - June 1999.)

The Iowa Code Chapter 74A rates are distributed monthly by the state Treasurer's office for various investment periods and are intended to be the minimum rates at which Iowa financial institutions can accept public funds for timed deposits. While a public body must commit funds for minimum periods of time to access the Chapter 74A rates, IPAIT's Diversified Fund and DGO Fund typically offer rates at or above the Chapter 74A benchmarks with complete daily liquidity.

RISK PROFILE

Both the Diversified Fund and the DGO Fund are low in risk profile. Both Funds limit portfolio investments to:

1. No single portfolio investment may exceed 365 days to maturity; and

2. The weighted average maturity (WAM) may never exceed 90 days.

In addition to the above investment maturity restrictions common to both Funds, the Diversified Fund limits itself to U.S. government and federal agency securities, perfected repurchase agreements collateralized by U.S. government and federal agency securities
(GRAPHICS OMITTED These charts present Maturity Analysis as of June 30, 1999 for IPAIT Diversified Fund and IPAIT DGO Fund.)

and Iowa financial institution certificates of deposit. The DGO Fund further limits itself to only direct obligations of the U. S. government and perfected repurchase agreements collateralized by direct obligations of the U.S.
government. This combination of short average maturities and extremely high-quality credit instruments provides eligible Iowa public funds investors with a safe, effective investment alternative. As noted previously, both the Diversified Fund and the DGO Fund carefully limit themselves to high credit-quality securities. In addition, IPAIT monitors a broad array of economic indicators as well as activities of the Federal Reserve Board to be able to position each Fund's WAM to take advantage of projected interest rate environments. The relatively flat yield curve throughout the fiscal period resulted in stable WAM's for both the Diversified Fund and the DGO Fund. As the Diversified Fund identified Iowa financial institution certificates of deposit that offered attractive investment opportunities, funds were invested in term securities that tended to keep the Diversified Fund WAM comparable to the industry index. A lack of similar investment opportunities for the DGO Fund resulted in a substantially shorter WAM for the period.

It is important to note that portfolio liquidity needs for the program must control evaluation of alternative portfolio management opportunities at all times. If historical cash flow analysis indicates that participants will need to withdraw funds in the aggregate, material extension of either Fund's portfolio is not a viable alternative.

(GRAPHICS OMITTED These charts present Distribution by Security Type as of June 30, 1999 for IPAIT Diversified Fund and IPAIT DGO Fund.)

PERFORMANCE SUMMARY

For the one-year period ended June 30, 1999, the Diversified Fund and DGO Fund reported a ratio of net income to average net assets of 4.61 percent and 4.43 percent respectively, net of all operating expenses. These figures exceeded the IBC Indices for each Fund, which returned 4.47 percent and 4.35 percent respectively for the fiscal period.

Although both the Diversified Fund and the DGO Fund are liquidity pools, their performance over time has consistently exceeded the IBC Index as illustrated below.

(GRAPHICS OMITTED These charts present IPAIT Diversified Fund vs. IBC US Gov. & Agency Index Annual Total Return 1990 - 1999 and IPAIT DGO Fund vs. IBC US Treasury & Repo Index Annual Total Return 1990 - 1999.)

Also illustrated below are the historical returns for both the Diversified Fund and the DGO Fund for the most recent one, three and five year periods.

(GRAPHICS OMITTED These charts present IPAIT Diversified Fund vs. IBC US Gov. & Agency Index Annualized Total Returns for 1, 3, and 5 years and IPAIT DGO Fund vs. IBC US Treasury & Repo Index Annualized Total Returns for 1, 3, and 5 years.)

Past Fiscal Year Economic Summary

The domestic U.S. economy was strong as fiscal year 1999 began. Consumer spending was robust as plentiful jobs and wages rising at nearly twice the rate of inflation buoyed consumer confidence. Readily available financing boosted the construction sector. Due to the strength of the domestic economy, the Federal Reserve had a bias toward raising short-term interest rates.

The environment quickly changed as the financial turmoil in Southeast Asia moved to Russia and Latin America. Commodity prices plunged. The U.S. dollar soared. Long-term U.S. Treasury bond yields fell to the lowest levels since the 1960s as investors fled to a safe haven. The Federal Reserve lowered the federal funds rate in three quick steps to calm the financial markets and inject liquidity. Central banks around the world followed suit.

The action taken by the Federal Reserve and other central banks worked. Stability returned to the financial markets. Stock markets rebounded and the flight to safety dissipated. Lower interest rates further stimulated the domestic U.S. economy. Overseas economies gradually recovered as well.

As the global financial markets regained their footing, the focus returned to the domestic economy. The Federal Reserve began to take back the liquidity injection by raising short-term interest rates 1/4 percent on June 30, 1999. Although inflationary pressures still appeared mild, the Fed was concerned that a too easy monetary policy would eventually stoke inflation.

Economic Outlook for Fiscal Year 2000

The domestic economy shows few signs of slowing with consumer spending at a vigorous level and the manufacturing sector gaining strength. The red-hot pace of consumer spending is beginning to give corporations more pricing power.

The solid pace of demand for goods and services is keeping the demand for workers high and wages rising faster than inflation. The increased rate of productivity has kept unit labor costs low, but productivity advances will have to accelerate to sustain this trend.

Commodity prices are bottoming due to improving demand from overseas and production cuts. Most notable is the price of oil which has risen 50 percent over the last six months. Industrial metal prices are also beginning to increase.

The deflationary effect of falling import prices is fading. The dumping of imports is past its peak. The value of the trade-weighted dollar is also off of its highs. While the dollar is supported by a wide interest rate differential between U.S. and foreign bonds, this differential is necessary to attract foreign capital to finance the U.S. current account deficit.

After a period of low credit growth, the demand for credit has turned up significantly. Although the federal government is borrowing less, consumer and business credit is accelerating. Private borrowing has risen above 9 percent, the highest level in over a decade.

It is not surprising that the Fed has begun to raise short-term interest rates. The Fed's signal that it is acting preemptively to keep inflation low is positive for the economy in the long run.

Given the current environment, the average maturities of the Diversified Fund and the DGO Fund are relatively short. The agency market provides some opportunities to achieve yields higher than overnight investments, but there is little incentive to extend maturities in the Treasury market.

As always, management of the DGO Fund and the Diversified Fund will focus on IPAIT's three fundamental investment objectives: 1) safety of invested principal, 2) maintenance of necessary liquidity, and 3) competitive rates, in that order.

IPAIT INVESTMENT POLICY

SECTION 1--SCOPE OF INVESTMENT POLICY

The Investment Policy of the Iowa Public Agency Investment Trust (IPAIT) shall apply to all funds invested on behalf of participants accounted for in the IPAIT financial statements. Each investment made pursuant to this Investment Policy must be authorized by applicable law and this written Investment Policy.

This Investment Policy is intended to comply with Iowa Code chapters 28E, 12B and 12C.

Upon passage and upon future amendment, if any, copies of this Investment Policy shall be delivered to all of the following:

     1.     The IPAIT Board of Trustees.

     2.     All IPAIT depository institutions or fiduciaries.

     3.     The auditor engaged to audit any fund of IPAIT.


SECTION 2--FUNDAMENTAL INVESTMENT RESTRICTIONS

     A.   Unless otherwise specified below, none of the portfolios will:

          1. Invest more than 5 percent of the value of their total assets in the securities of any one federally insured Iowa depository institution (other than securities of the U.S. government or its agencies or instrumentalities).

          2. Invest 25 percent or more of the value of their total assets in the securities of issuers conducting their principal business activities in any one industry, including financial institutions. This restriction does not apply to securities of the U.S. government or its agencies and instrumentalities and repurchase agreements relating thereto.

          3. Issue any senior securities (as defined in the Investment Company Act of 1940, as amended).

          4. Mortgage, pledge or hypothecate their assets.

          5. Make short sales of securities or maintain a short position.

          6. Purchase any securities on margin.

          7. Write, purchase or sell puts, calls or combinations thereof.

          8. Purchase or sell real estate or real estate mortgage loans.

          9. Invest in restricted securities or invest more than 10 percent of the Portfolio's net assets in repurchase agreements with a maturity of more than seven days, and other liquid assets, such as securities with no readily available market quotation.

         10. Underwrite the securities of other issuers.

         11. Invest in any securities in contravention of the provisions of Rule 2a-7 of the Investment Company Act of 1940 as it presently exists or as it may hereafter be amended.

     B.   Prohibited Investments

     Assets of IPAIT shall not be invested in the following:

          1. Reverse repurchase agreements.

          2. Futures and options contracts.

          3. Any security with a remaining maturity of more than 365 days from the date of purchase not withstanding the provisions of Rule 2a-7 or any other provisions of state or federal law relating to the operation of the Trust.

     C.   Prohibited Investment Practices

     The following investment practices are prohibited:

          1. Trading of securities for speculation or the realization of short-term trading gains.

          2. Investing pursuant to a contract providing for the compensation of an agent or fiduciary based upon the performance of the invested assets.

          3. If a fiduciary or other third party with custody of public investment transaction records of IPAIT fails to produce requested records when requested by IPAIT or its agents within a reasonable time, IPAIT shall make no new investment with or through the fiduciary or third party and shall not renew maturing investments with or through the fiduciary or third party.

     D.   Management Policies and Procedures

     Following are the fundamental management policies and procedures for IPAIT. All investments shall be maintained in separate IPAIT custodial accounts, segregated by Portfolio on behalf of IPAIT Participants:

          1. Each purchase or sale of a security must be handled on a delivery versus payment (DVP) basis. Funds for the purchase of an investment shall not be released to the seller until the security is delivered to the IPAIT Custodian. Conversely, a sold security shall not be released to the buyer until funds for the purchase price of the security have been received by the IPAIT Custodian.

          2. "Free delivery" transactions are prohibited. The Custodian shall never release assets from the IPAIT custodial accounts until the funds for the investment are delivered.

          3. Any material deviation (greater than 0.5 percent)from the amortized cost of investments shall be promptly reported by the Advisor to the Board of Trustees. If such deviation exceeds 0.5 percent, the Advisor will consider what action, if any, should be initiated to reasonably eliminate or reduce material dilution or other unfair results to Participants. Such action may include redemption of Trust Units in kind, selling portfolio securities prior to maturity, withholding distributions or utilizing a net asset value per Trust Unit based upon available market quotations.

          4. The frequent trading of securities, including day trading for the purpose of realizing short-term gains, the purchase and sale of futures and options to buy or sell authorized investments, reverse repurchase agreements, and other similar speculative transactions are expressly prohibited.

          5. IPAIT may not make any investment other than Permitted Investments authorized by the provisions of the law applicable to the investment of funds by the Participants, as such laws may be amended from time to time.

          6. IPAIT may not purchase any Permitted Investment if the effect of such purchase by IPAIT would be to make the average-dollar-weighted maturity of a portfolio greater than 90 days.

          7. IPAIT may not borrow money or incur indebtedness whether or not the proceeds thereof are intended to be used to purchase Permitted Investments.

          8. IPAIT may not make loans, provided that IPAIT may make Permitted Investments.

          9. IPAIT may not purchase securities or shares of investment companies or any entities similar to IPAIT.

The restrictions set forth above are fundamental to the operation and activities of IPAIT and may not be changed without the affirmative approval, in writing, of a majority of the Participants entitled to vote, except that such restrictions may be changed by the Trustees so as to make them more restrictive when necessary to conform the investment program and activities of IPAIT to the laws of the State of Iowa and the United States of America as they may from time to time be amended.

The above investment restrictions shall not be changed without the vote of a majority of the Participants in a Portfolio. "Majority" means the lesser of (a) 67 percent of the Trust's or a Portfolio's outstanding Trust Units voting at a meeting of the Participants at which more than 50 percent of the outstanding Trust Units are represented in person or by proxy or (b) a majority of the Trust's or a Portfolio's outstanding Trust Units.

Provided, however, the Trust may invest Portfolio assets pursuant to the maximum extent possible by Iowa law governing investments by public agencies and Rule 2a-7 and any change in the restrictions of the Iowa law governing investments by public agencies and Rule 2a-7 shall be deemed to be adopted by the Trust, and such change shall not require the approval of the Participants.

Any investment restrictions or limitations referred to above which involve a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the percentage occurs immediately after an acquisition of securities or utilization of assets and results therefrom.

SECTION 3--DELEGATION OF AUTHORITY

The responsibility for conducting IPAIT investment transactions resides with the IPAIT Board of Trustees. Certain responsibilities have been delegated to the Administrator-Advisor, the Custodian and the Bank Trust Services provider (the "Service Providers") pursuant to the Administrator-Advisor Agreement, the Custodian Agreement and the Bank Trust Services Agreement with amendments as may be adopted from time to time and the current Information Statement (the "Documents").

Each Service Provider shall individually notify the IPAIT Board of Trustees in writing within 30 days of receipt of all communications from the auditor of any Service Provider or any regulatory authority of the existence of a material weakness in internal control structure of the Service Provider or regulatory orders or sanctions regarding the type of services being provided to IPAIT by the Service Provider.

The records of investment transactions made by or on behalf of IPAIT are public records and are the property of IPAIT whether in the custody of IPAIT or in the custody of a fiduciary or other third party.


SECTION 4--OBJECTIVES OF INVESTMENT POLICY

The primary objectives, in order of priority, of all investment activities involving the financial assets of IPAIT shall be the following:

   1. SAFETY: Safety and preservation of principal in the overall portfolio is the foremost investment objective.

   2.  LIQUIDITY:   Maintaining the necessary liquidity to match expected
       liabilities is the second investment objective.

   3.  RETURN: Obtaining a reasonable return is the third investment objective.


SECTION 5--PRUDENCE

The Board of Trustees, when providing for the investment of deposit of public funds in the IPAIT program, shall exercise the care, skill, prudence and diligence under the circumstances then prevailing that a person acting in a like capacity and familiar with such matters would use to attain the Section 4 investment objectives.


SECTION 6--INSTRUMENTS ELIGIBLE FOR INVESTMENT

Assets of IPAIT may be invested in the following, all as more fully described in the IPAIT Information Statement:

   o Obligations of the U.S. government, its agencies and instrumentalities.

   o Certificates of deposit and other evidences of deposit at federally insured Iowa depository institutions approved and secured pursuant to Chapter 12C.

   o Repurchase agreements, provided that the underlying collateral consists of obligations of the U.S. government, its agencies and instrumentalities and that the Custodian takes delivery of the collateral either directly or through an authorized custodian.

All instruments eligible for investment are further qualified by all other provisions of this Investment Policy, including Section 8, Diversification and Investment Maturity Limitations.


SECTION 7--DIVERSIFICATION AND INVESTMENT MATURITY LIMITATIONS

It is the policy of IPAIT to diversify portfolio investments in the Diversified Portfolio and the Direct Government Obligation (DGO) Portfolio. As described in the Information Statement, portfolio investments in the Diversified Portfolio and the Direct Government Obligation Portfolio are limited to the following:

   1. No individual investment may exceed 365 days in length.

   2. The maximum average maturity of all portfolio investments may not exceed 90 days.

Pursuant to IPAIT policies as disclosed in the Documents, Participants may also individually invest in Fixed Term Program investments.


SECTION 8--SAFEKEEPING AND CUSTODY

All invested assets of Participants in the Portfolios shall be held in accordance with the Custodian Agreement.

All invested assets eligible for physical delivery shall be secured by having them held at a third-party custodian. All purchased investments shall be held pursuant to a written third-party custodial agreement requiring delivery versus payment. No assets may be delivered out of the IPAIT account without full payment (no "free deliveries" shall be permitted).


SECTION 9--REPORTING

The Service Providers shall submit all reports required in the Documents.


SECTION 10--INVESTMENT POLICY REVIEW AND AMENDMENT

This Investment Policy shall be reviewed annually or more frequently as appropriate. Notice of amendments to the Investment Policy shall be promptly given to all parties noted in Section 1.

SECTION 11--EFFECTIVE DATE

This Investment Policy shall be effective as of May, 1993.

Passed and approved this 20th day of April, 1993.



                       IOWA PUBLIC AGENCY INVESTMENT TRUST

THIS PAGE LEFT INTENTIONALLY BLANK.

                               STATISTICAL SECTION

GROWTH IN FUND UNITS

                 GROWTH OF PARTICIPANT ASSETS UNDER MANAGEMENT
                              DIVERSIFIED FUND AND
                    DIRECT GOVERNMENT OBLIGATION (DGO) FUND

                   IPAIT                      ANNUAL                      IPAIT                   ANNUAL
DATE            DIV. FUND *                   GROWTH                  DGO FUND **                 GROWTH
- ---------------------------------------------------------------------------------------------------------
06/99         $   188,558,836                   6.52%                $  87,596,381                  5.71%
03/99         $   238,242,744                  24.18%                $  69,752,928                 48.18%
12/98         $   192,712,021                  19.02%                $  72,730,352                 39.38%
09/98         $   191,295,081                   2.07%                $  77,758,459                 35.23%
06/98         $   177,018,714                 -11.07%                $  82,865,033                 40.87%
03/98         $   191,859,267                 -20.16%                $  47,073,726                 -5.27%
12/97         $   161,914,498                 -24.50%                $  52,182,763                 -5.28%
09/97         $   187,412,776                  -9.27%                $  57,501,838                 -2.32%
06/97         $   199,049,090                   3.43%                $  58,825,680                 -9.94%
03/97         $   240,303,292                   6.54%                $  49,692,437                 18.91%
12/96         $   214,444,033                  14.52%                $  55,091,929                 21.40%
09/96         $   206,557,219                  12.61%                $  58,868,709                 15.62%
06/96         $   192,451,582                   4.38%                $  65,317,885                 16.48%
03/96         $   225,543,440                  14.49%                $  41,790,609                 40.80%
12/95         $   187,247,248                  14.28%                $  45,378,898                 61.99%
09/95         $   183,419,433                   8.79%                $  50,916,159                133.73%
06/95         $   184,369,434                  12.32%                $  56,078,373                 80.01%
03/95         $   196,998,830                   7.33%                $  29,680,324                -24.24%
12/94         $   163,844,838                  -9.69%                $  28,012,748                -37.19%
09/94         $   168,603,118                  -0.03%                $  21,784,470                 62.28%
06/94         $   164,149,228                  -6.59%                $  31,152,444                 63.73%
03/94         $   183,548,823                 -14.30%                $  39,174,341                 74.69%
12/93         $   181,419,538                  -1.02%                $  44,600,604                246.79%
09/93         $   168,662,012                 -15.21%                $  13,424,063                 -8.52%
06/93         $   175,721,378                  -3.92%                $  19,026,307                 15.48%
03/93         $   214,180,229                   4.68%                $  22,425,329                 33.97%
12/92         $   183,291,073                  -4.35%                $ 12,860,893                 -29.31%
09/92         $   198,907,983                  -0.94%                $  14,675,037                 67.15%
06/92         $   182,899,353                  -7.80%                $  16,475,476                121.42%
03/92         $   204,603,904                  -6.03%                $  16,739,378                105.45%
12/91         $   191,625,582                   8.01%                $  18,192,600                 63.77%
09/91         $   200,793,815                  59.98%                $   8,779,691                -73.91%
06/91         $   198,367,235                  52.61%                $   7,440,794                -51.89%
03/91         $   217,741,157                  81.16%                $   8,147,861                -77.33%
12/90         $   177,410,450                  30.38%                $  11,108,759                -46.40%
09/90         $   125,513,147                  -1.24%                $  33,654,449                  6.66%


*IPAIT Div. Fund inception date 11/13/87
**IPAIT DGO Fund inception date 9/1/88

                                                     MONTHLY COMPARATIVE YIELDS

                                DIVERSIFIED FUND
                                                    CODE            CODE
          DIV. FUND     IBC U.S. TREASURY        CHAPTER 74A      CHAPTER 74A
DATE       RATE (1)     & AGENCY INDEX (2)      32-89 DAY (3)   90-179 DAY (3)
--------------------------------------------------------------------------------
06/99       4.38               4.20                    4.40              4.70
05/99       4.37               4.18                    4.30              4.50
04/99       4.36               4.20                    4.40              4.60
03/99       4.38               4.24                    4.30              4.60
02/99       4.43               4.26                    4.40              4.60
01/99       4.47               4.35                    4.40              4.60
12/98       4.49               4.41                    4.40              4.60
11/98       4.59               4.48                    4.50              4.70
10/98       4.66               4.62                    4.60              4.90
09/98       5.02               4.86                    4.40              5.00
08/98       5.06               4.89                    4.80              5.00
07/98       5.07               4.89                    4.80              5.20

1)   Actual earnings less expenses
2)   IBC U.S. Government & Agencies Monthly Money Fund Report
3)   Iowa Code Chapter 74A minimum public funds deposit rates

                        DIRECT GOVERNMENT OBLIGATION FUND

                                                    CODE            CODE
          DGO FUND     IBC U.S. TREASURY        CHAPTER 74A      CHAPTER 74A
DATE      RATE (1)      & REPO INDEX (2)        32-89 DAY (3)   90-179 DAY (3)
--------------------------------------------------------------------------------
06/99       4.12               4.06                    4.40              4.70
05/99       4.17               4.11                    4.30              4.50
04/99       4.22               4.14                    4.40              4.60
03/99       4.23               4.16                    4.30              4.60
02/99       4.16               4.11                    4.40              4.60
01/99       4.18               4.16                    4.40              4.60
12/98       4.26               4.22                    4.40              4.60
11/98       4.40               4.33                    4.50              4.70
10/98       4.47               4.42                    4.60              4.90
09/98       4.96               4.83                    4.40              5.00
08/98       5.00               4.86                    4.80              5.00
07/98       4.99               4.85                    4.80              5.20

1)   Actual earnings less expenses
2)   IBC U.S. Treasury and Repo Monthly Money Fund Report
3)   Iowa Code Chapter 74A minimum public funds deposit rates

ANNUAL COMPARATIVE YIELDS


                           IBC U.S. GOV.                      IBC U.S. TREASURY
DATE    DIV. FUND (1)    & AGENCY INDEX (2)    DGO FUND (1)    & REPO INDEX (3)
--------------------------------------------------------------------------------

1999        4.61               4.47               4.43             4.35
1998        5.10               4.90               4.98             4.85
1997        4.92               4.72               4.84             4.68
1996        5.11               4.88               5.03             4.89
1995        4.86               4.72               4.82             4.65

1)   Actual earnings less expenses
2)   IBC U.S. Government and Agencies Money Fund Report
3)   IBC U.S. Treasury and Repo Money Fund Report







ANNUAL NET INVESTMENT INCOME



         DATE            DIVERSIFIED FUND (1)              DGO FUND (1)
         ---------------------------------------------------------------
         1999             $    8,975,841                 $   3,374,792
         1998                  9,260,578                     2,723,297
         1997                 10,527,618                     2,709,406
         1996                  9,810,282                     2,429,570
         1995                  8,321,294                     1,229,044

         (1)  Actual earnings less expenses

                                                    GLOSSARY OF INVESTMENT TERMS

ACCRUED INTEREST - interest accumulated on all securities in a portfolio since the most recent payment date for each security.

ADMINISTRATOR - entity that carries out IPAIT policies and provides participant recordkeeping services.

AMORTIZED COST - method of accounting that gradually reduces a security's discount or premium on a straight-line basis.

ASSETS - items in financial statement with current market value owned by IPAIT.

CERTIFICATE OF DEPOSIT - debt instrument issued by a financial institution with an interest rate set by competitive forces in the marketplace.

COLLATERAL  - U.S.  government  or  agency  securities  pledged  to IPAIT  until
investment  is  repaid.   For  instance,   the  security  for  a  collateralized
certificate of deposit issued by an Iowa financial institution.

COMPOUND RATE - interest calculation based upon investment of principal plus reinvestment of interest earned from previous period(s). IPAIT portfolio interest is compounded or reinvested monthly.

CUSTODIAN - bank that maintains custody of all IPAIT assets.

DISCOUNT - the dollar amount by which the par value of a bond exceeds its market price.

DIVERSIFIED - spreading of risk by investing assets in several different categories of investment and assorted maturities within those categories.

IBC  -  monthly  and  quarterly   publications   of  IBC  Financial  Data,  Inc.
illustrating money fund expense and performance data.

INVESTMENT ADVISOR - Securities and Exchange Commission registered firm that provides investment advice to IPAIT.

IOWA CODE CHAPTER 74A RATES - Minimum rates at which Iowa financial institutions may accept deposits of public funds for various periods.

LIABILITIES - claims on the assets of IPAIT.

MARKET VALUE - the current price or value of a security.

NET  INVESTMENT   INCOME  -  income  from  IPAIT   investments   distributed  to
participants after payment of program operating expenses.

NOMINAL RATE - simple interest calculation based only upon the principal amount invested without reinvestment of earned interest.

PAR VALUE - value of IPAIT investments at maturity.

PORTFOLIO - all investments owned by IPAIT.

PREMIUM - the dollar amount by which the market price of a bond exceeds its par value.

REDEMPTIONS - withdrawal of funds by participants from IPAIT.

REPURCHASE AGREEMENT - agreement between IPAIT and a seller of U.S. government securities, whereby the seller agrees to repurchase the securities at an agreed upon price at a stated time. The transaction is collateralized by U.S. government or U.S. agency securities with a market value of at least 102% of the value of the repurchase agreement.

STRAIGHT-LINE - conservative accounting procedure to reduce a security's premium or discount in equal daily increments over its remaining period to maturity.

U.S. GOVERNMENT AGENCIES - securities issued by U.S. government sponsored corporations such as the Federal Home Loan Bank and Federal National Mortgage Association.

U.S. GOVERNMENT SECURITIES - direct obligations of the U.S. government, such as Treasury bills, notes and bonds.

YIELD CURVE - graph plotting yields of securities of similar quality on vertical axis and maturities ranging from shortest to longest on horizontal axis.